Accrued charter revenue, current and non-current-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accrued Charter Revenue Current and Non-Current [Abstract]
Accrued charter revenue, net	$ (22,017)	$ (16,896)
Accrued charter revenue	408	409
Accrued charter revenue, non-current	10,063	10,264
Accrued charter revenue reductions	0	2,208
Charter revenue resulting from varying charter rates	$ 32,488	$ 27,569